Operating expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Selling and marketing expenses:
Promotion expenses	$ 699,307	$ 939,878	$ 893,755
Telecommunications service fees	756,546	461,216	296,101
Union pay service charges	175,026	235,038	233,398
Employee compensation	141,038	159,216	81,487
Employee benefit expenses	22,593	11,784	16,060
Selling and Marketing Expense, Total	1,794,510	1,807,132	1,520,801
General and administrative expenses:
Employee compensation	2,569,912	2,620,776	1,661,587
Consulting fees	253,676	216,309	103,755
Audit fees	432,100	152,925
Insurance fee	171,895	151,890
Daily expenses	90,801	120,445	25,928
Travel and Communication expenses		120,445	25,928
Attorney fee	272,887	94,666
Investment relationship fee	19,292	90,581
Rental fee	90,748	77,768	138,618
Employee benefit expenses	60,471	39,880	25,147
Depreciation expenses	12,695		21,418
Amortization of intangible assets	20,681
Entertainment	26,344	17,673	14,067
Other	122,799	71,536	48,048
Total General and administrative expenses	4,144,301	3,654,449	2,038,568
Operating expenses	$ 5,938,811	$ 5,461,581	$ 3,559,369
Short-term lease, lease term	12 months